Principal Components of Deferred Income Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accrued expenses	$ 1,534,183	$ 3,104,439
Tax loss carry forward	619,395	1,054,789
Unrealized other income	454,370	414,217
Others	544	17,569
Gross deferred tax assets	2,608,492	4,591,014
Valuation allowance		(527,040)
Net deferred tax assets	2,608,492	4,063,974
Current	1,113,723	2,958,158
Non-current	1,494,769	1,105,816
Deferred tax liabilities:
Unrealized investment income	329,660	120,266
Total deferred tax liabilities	329,660	120,266
Current	329,660	120,266
Non-current